ORDINARY SHARES (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥) shares	Jun. 30, 2020 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 ¥ / shares	Dec. 31, 2020 $ / shares	Jun. 30, 2020 $ / shares
ORDINARY SHARES
Par value (in dollars per share) | $ / shares					$ 0.0001		$ 0.0001
Value of shares repurchased | ¥				¥ 968,409
2021 Share Repurchase Program
ORDINARY SHARES
Value of shares repurchased	$ 150,000			¥ 968,409	$ 150,000
Share repurchase (in shares) | shares				28,099,564	28,099,564
Weighted average price per share of shares repurchased | (per share)					$ 5.34	¥ 34.03
IPO
ORDINARY SHARES
Ordinary shares issued (in shares) | shares			89,491,548
Par value (in dollars per share) | $ / shares								$ 4.00
Proceeds from ordinary shares issued | ¥			¥ 2,357,823
Follow On Public Offering
ORDINARY SHARES
Ordinary shares issued (in shares) | shares		36,000,000
Par value (in dollars per share) | $ / shares							$ 12.50
Proceeds from ordinary shares issued | ¥		¥ 2,816,190